SCHEDULE OF FUTURE MINIMUM PURCHASE COMMITMENT (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
2021	$ 693,900	$ 693,900
2022	693,900	693,900
2023	693,900	693,900
2024	693,900	693,900
Thereafter	1,040,850	1,387,800
Total minimum purchase commitments required	4,510,350	4,857,300
Total minimum purchase commitments required	$ 324,476	$ 424,340
Agape Superior Living S D N B H D [Member]
2021			$ 164,745
2022			158,981
2023			156,551
2024			38,038
Thereafter
Total minimum purchase commitments required			$ 518,315
2020				$ 178,035
2021				169,077
2022				165,836
2023				81,753
Thereafter
Total minimum purchase commitments required				$ 594,701